United States

Securities and Exchange Commission

Washington, DC 20549

Form N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21487

HELIOS STRATEGIC INCOME FUND, INC.

(Exact name of registrant as specified in Charter)

THREE WORLD FINANCIAL CENTER, 200 VESEY STREET, 10TH FLOOR,

NEW YORK, NY 10281

(Address of principal executive officers) (Zip code)

KIM G. REDDING, PRESIDENT

THREE WORLD FINANCIAL CENTER

200 VESEY STREET, 10TH FLOOR

NEW YORK, NEW YORK 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-497-3746

Date of fiscal year end: 03/31

Date of reporting period: July 1, 2009 – June 30, 2010

ITEM 1. PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21487
Reporting Period: 07/01/2009 - 06/30/2010
Helios Strategic Income Fund, Inc.

====================== Helios Strategic Income Fund, Inc. ======================

FRONTIER COMMUNICATIONS CORP.

Ticker:       FTR            Security ID:  35906A108
Meeting Date: OCT 27, 2009   Meeting Type: Special
Record Date:  SEP 14, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Increase Authorized Common Stock        For       For          Management
3     Issue Shares in Connection with         For       For          Management
      Acquisition

--------------------------------------------------------------------------------

SEAMETRIC INTERNATIONAL AS

Ticker:       SEAMR          Security ID:  R7594UAA9
Meeting Date: SEP 23, 2009   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approval of the Summons of the Meeting  For       Did Not Vote Management
2     Approve Agenda of Meeting               For       Did Not Vote Management
3     Designate Inspector(s) of Minutes of    For       Did Not Vote Management
      Meeting
4     Amend Loan Agreement Re: Approve Waiver For       Did Not Vote Management
      from Relevant Clauses in Loan Agreement
      Referring to the Shipbuilding Contracts
      and the Subcontracts between the
      Builder and the Yard; Authorize Trustee
      to Implement and Make Adjustments if
      Needed

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HELIOS STRATEGIC INCOME FUND, INC.

By:	/s/ Kim G. Redding
Kim G. Redding, President

Date: August 13, 2010